Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue
Revenue from contracts with customers	€ 4,314,510	€ 4,559,546	€ 12,987,628	€ 13,494,311
Revenue from insurance contracts	429,946	356,382	1,205,997	927,009
Revenue from lease contracts	15,706	20,309	57,497	44,411
Revenue	4,760,162	4,936,237	14,251,122	14,465,731
Health care services
Revenue
Revenue from contracts with customers	3,292,628	3,570,987	9,986,979	10,541,719
Revenue from insurance contracts	429,946	356,382	1,205,997	927,009
Revenue	3,722,574	3,927,369	11,192,976	11,468,728
Health care products
Revenue
Revenue from contracts with customers	1,021,882	988,559	3,000,649	2,952,592
Revenue from lease contracts	15,706	20,309	57,497	44,411
Revenue	€ 1,037,588	€ 1,008,868	€ 3,058,146	€ 2,997,003